CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (2,528,346)	$ (7,020,541)
Cash flows from investing activities:
Acquisition of property, plant and equipment		(2,214)
Acquisition of intangible assets	(250,000)
Proceeds from disposal of property, plant and equipment		2,766
Investment into a subsidiary		(17,158)
Cash from acquisition of a subsidiary		34,656
Net cash (used in) provided by investing activities	(250,000)	18,050
Cash flows from financing activities:
Proceeds from bank loans		373,403
Gross proceeds from private placement	3,200,000
Deferred issuance costs paid	(480,000)	(1,747,188)
Gross proceeds from IPO		10,350,000
Proceeds from a related party loan		2,314
Repayment to related parties	(7,137)	(68,219)
Net cash provided by financing activities	2,712,863	8,910,310
Effect of exchange rates changes on cash	2,947	(13,578)
Net (decrease) increase in cash	(62,536)	1,894,241
Cash and restricted cash, beginning of the period	1,763,888	415,280
Cash and restricted cash, end of the period	1,701,352	2,309,521
Supplemental cash flow disclosures:
Cash paid for interest	7,279	$ 3,536
Non cash investing and financing activities:
Shares issued for long-term deferred expenses	$ 2,938,440